Related party transactions and balances - Additional Information (Details) - EUR (€)		12 Months Ended
	May 01, 2021	Dec. 31, 2021
Routbox Technologies SL
Related party transactions and balances
Borrowings		€ 72,636
Borrowings interest rate		1.75%
Borrowings maturity		6 May 2023
Camina Lab SL
Related party transactions and balances
Borrowings	€ 275,489
Borrowings interest rate	1.75%
Borrowings maturity	6 May 2023
Member stands for the
Related party transactions and balances
Borrowings	€ 60,000
Borrowings interest rate	1.75%
Borrowings maturity	6 May 2023